Intangible Assets, Net - Schedule of Annual Estimated Amortization Expense for Intangible Assets (Details) ¥ in Thousands	Mar. 31, 2025 CNY (¥)
Schedule of Annual Estimated Amortization Expense for Intangible Assets [Abstract]
Amortization expenses, 2026	¥ 3,212
Amortization expenses, 2027	3,209
Amortization expenses, 2028	3,194
Amortization expenses, 2029	3,179
Amortization expenses, 2030	¥ 1,857